Loans (Details) - Schedule of Future Payments ₪ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Nov. 30, 2022 ILS (₪) [1]	Jan. 31, 2021 USD ($) [1]	Jan. 31, 2021 ILS (₪) [1]
Schedule of Future Payments Abstract [Abstract]
2023	$ 9	₪ 704	$ (1,047)	₪ 3,684
2024	9	1,080	(1,582)	5,567
2025	9	704	(1,047)	3,684
2026	9	704	(1,047)	3,684
2027	9	704	(1,047)	3,684
2028 and thereafter	129	60	(86)	303
Less- accumulated interest	(12)	(1,239)	(1,612)	(5,673)
Total	$ 162	₪ 2,717	$ (4,244)	₪ 14,935

[1]	The exchange rate used in translation is $1 – 3.519 New Israeli Shekel.